Inventories	12 Months Ended
Dec. 31, 2021
Disclosure of Inventories [Abstract]
Inventories
Note 12
Inventories

The inventories balances are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Finished products	120,545,622	73,971,829
In process products	638,700	4,121,749
Raw material	189,700,921	140,148,143
In transit raw material	35,978,861	10,151,494
Materials and products	9,739,510	7,394,725
Realizable net value estimate and obsolescence	(3,176,553)	(3,944,679)
Total	353,427,061	231,843,261

For the years ended as of December 31, 2021, 2020 and 2019 the Company wrote off a total of ThCh$ 3,692,846,
ThCh$ 1,877,113 and ThCh$ 1,962,689 against net realizable value and obsolescence, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Initial balance	(3,944,679)	(1,246,380)
Inventories write-down estimation	(2,902,530)	(4,667,808)
Inventories recognised as an expense	3,692,846	1,877,113
Business combinations effect	(22,190)	92,396
Total	(3,176,553)	(3,944,679)

As of
December 31, 2021 and 2020
, the Company does not have any inventory pledged as guarantee for financial obligations.

F-81